S000001256 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Universal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	4.20%	5.16%
HIGH YIELD FIXED INCOME FUND
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	3.97%	4.62%
HIGH YIELD FIXED INCOME FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.12%	1.40%	2.01%
HIGH YIELD FIXED INCOME FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	1.88%	2.34%